Cover	Jun. 13, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 13, 2023
Entity Registrant Name	Heartland Financial USA, Inc.
Entity File Number	001-15393
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	42-1405748
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(303)
Local Phone Number	285-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000920112
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Denver,
Entity Address, Address Line One	1800 Larimer Street
Common Stock, par value $1.00 per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	HTLF
Security Exchange Name	NASDAQ
Depositary Shares (each representing 1/400th interest in a share of 7.00% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series E)
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing 1/400th interest in a share of 7.00% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series E)
Trading Symbol	HTLFP
Security Exchange Name	NASDAQ